Non-Controlling Interests - Schedule of Amounts Attributable to Non-Controlling Interests (Parenthetical) (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of noncontrolling interests [line items]
Notional amount	£ 205,911	£ 238,751
300m Fixed/Floating Rate Non-Cumulative Callable Preference Shares [member]
Disclosure of noncontrolling interests [line items]
Notional amount	300	300
300m Step-up Callable Perpetual Reserve Capital Instruments [member]
Disclosure of noncontrolling interests [line items]
Notional amount	£ 300	£ 300